Income Taxes - Schedule of Deferred Income Taxes Presented in Balance Sheet (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Among current assets ("other receivables and prepaid expenses")	$ 199,908	$ 128,689
Long-term deferred income tax assets	4,153	4,905
Among short-term liabilities	(261)	(343)
Among long-term liabilities	(1,901)	(1,739)
Net deferred tax assets	$ 201,899	$ 131,512